SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Summary of segment information
	Six Months Ended June 30,
	2025	2024
Revenues from external customers	$27,137	$13,721
Less:
Cost of revenues	18,595	15,255
Research and development expenses	27,982	40,606
Sales and marketing expenses	2,891	4,116
General and administrative expenses	8,676	10,233
Financial expense (income), net	29	(5,261)
Taxes on income	85	77

Segment loss	$31,121	$51,305

Other segment disclosures:
Depreciation and amortization expenses	$2,715	$4,036
Share-based compensation expenses	$7,907	$11,145
Interest income	$1,797	$3,266
Expenditures for segment assets	$2,924	$2,029

	June 30,	December 31,
	2025	2024
Assets:
Segment assets	$151,105	$132,049

Summary of revenues by geographic areas
	Six Months Ended June 30,
	2025	2024

Europe, Middle East and Africa (*)	$26,030	$12,450
Americas (**)	602	451
Israel	457	731
Asia Pacific	48	89

	$27,137	$13,721

(*)	Includes revenues from Germany only.

(**)	Includes revenues from United States in the amount of $584 and $451 for the six months ended June 30, 2025 and 2024, respectively.